Stock-based compensation (Details) (USD $)	12 Months Ended
Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, Outstanding	$ 0
Stock Option Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	16,500
Number of options, Expired	4,750
Number of options Outstanding, Ending Balance	11,750
Number of Options, Exercisable	8,000
Weighted average exercise price Outstanding, Beginning Balance	$ 17.69
Weighted average exercise price, Expired	$ 14.76
Weighted average exercise price Outstanding, Ending Balance	$ 18.88
Weighted average exercise price, Exercisable	$ 17.38
Weighted average remaining contractual term, Outstanding	5 years 3 months 18 days
Weighted average remaining contractual term, Exercisable	4 years 3 months 18 days
Aggregate intrinsic value, Outstanding	0
Aggregate intrinsic value, Exercisable	$ 0